Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy for Assets
The following tables summarize the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2023	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	14	204.5	—	204.5	—
Derivative financial instruments	14,24	20.0	—	20.0	—
Liabilities
Notes payable	16	82.8	—	—	82.8

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2022	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	14	156.8	—	156.8	—
Derivative financial instruments	24	3.1	—	3.1	—
Liabilities
Notes payable	16	62.4	—	—	62.4
Derivative financial instruments	24	2.3	—	2.3	—

Schedule of Fair Value Hierarchy for Liabilities
The following tables summarize the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2023	Note	$	$	$	$
Senior unsecured notes	16	547.6	—	523.2	—

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2022	Note	$	$	$	$
Senior unsecured notes	16	298.6	—	259.8	—